Share Capital (Details) - Schedule of Share Capital		6 Months Ended
		Jun. 30, 2023 MYR (RM) shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2022 MYR (RM) shares	Dec. 31, 2022 USD ($) shares
Paid up capital:
At beginning of year / period		34,412,259	34,412,259	50,000	50,000
At beginning of year / period		RM 13,127,427	$ 2,812,277	RM 220,000
Share buyback				(50,000)	(50,000)
Share buyback | RM				RM (220,000)
Issuance of shares	[1]			33,400,100	33,400,100
Issuance of shares	[1]			RM 3,330
Issuance of shares	[2]			1,012,159	1,012,159
Issuance of shares	[2]			RM 13,124,097
Issuance of shares	[3]	1,280,000	1,280,000
Issuance of shares	[3]	RM 16,939,389	$ 3,628,910
Issuance of shares	[4]	600,000	600,000
Issuance of shares	[4]	RM 7,002,234	$ 1,500,082
At of end of year / period		36,292,259	36,292,259	34,412,259	34,412,259
At of end of year / period		RM 37,069,050	$ 7,941,269	RM 13,127,427	$ 2,812,277

[1]	On April 8, 2022, VCI Global Limited issued a total of 33,400,100 shares at USD 0.0001 to V Capital Kronos Berhad’s shareholders in exchange of their shares in V Capital Kronos Berhad. For the purposes of comparative value in calculating the Group’s earnings per share (“EPS”), the Group has assumed that 33,400,100 shares were outstanding from 1 January 2020 to 31 December 2021 as would be included in the denominator of the EPS calculation.
[2]	From April 8, 2022 until November 1, 2022, a total of additional 1,012,159 ordinary shares have been issued to various investors between USD 2.50 to USD 4.00 per share.
[3]	On April 2023, a total of 1,280,000 ordinary shares is issued in initial offering at USD4.00 per ordinary share, after deduct the IPO expenses.
[4]	On May 31, 2023, a total of 600,000 ordinary shares is issued to Globexus Holding Corp as part of share-swap arrangement for 500 Globexus Holding Corp’s shares.